Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund
STEWARD GLOBAL EQUITY INCOME FUND - Individual Class and Institutional Class
Investment Objective:
To provide current income along with growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - - Steward Global Equity Income Fund - USD ($)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$ 12.00	$ 12.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - Steward Global Equity Income Fund	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.43%	0.34%
Total annual Fund operating expenses	0.98%	0.64%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - Steward Global Equity Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Individual Class	100	312	542	1,201
Institutional Class	65	205	357	798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective through investment in U.S. and non-U.S. dividend-paying stocks that have demonstrated above-median yield, positive trend in dividend payouts and favorable earnings growth. The Fund invests primarily in common stocks of companies that represent a broad spectrum of the global economy and a range of market capitalizations, including large-cap, mid-cap and small-cap. The Fund may also invest in other investment companies. The Fund will normally invest at least 80% of its assets in dividend-paying securities.* The Fund will generally seek to have 40% of its assets, and, under normal market conditions, no less than 30% of its assets, invested in securities of non-U.S. issuers. Its investments will normally be in the form of depositary receipts (“DRs”). The Fund’s DR investments will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund is a quantitatively managed portfolio. When a security fails the quantitative screening process, the security will be sold. Because the Fund uses its best efforts to avoid investing in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited companies.

The Fund will normally invest at least 80% of its assets in equity securities.* The Fund may invest up to 80% of its total assets in securities of non-U.S. issuers and no more than 40% of its total assets in securities of companies in emerging market countries.

Values-based Investing.   The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if CAMCO’s expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than funds with similar investment policies. The Fund’s performance is also likely to differ from that of funds that use different strategies for selecting investments.

Although the Fund may invest in equity securities of companies across all market capitalizations, in the event the Fund invests more heavily in smaller companies its risks will increase and changes in its share price may become more sudden or more erratic. (See “Securities of Small- and Mid-Cap Companies,” below)

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements or U.S. Government securities, including during periods when the Fund is investing for temporary defensive purposes, the Fund’s potential returns could be reduced.

*

The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Other risks of investing in the Fund are as follows:

•  Values-based Screening Policies  – In avoiding investments that are inconsistent with the Fund’s values-based screening policies, the Fund may not achieve the same level of performance as it would have without the application of the screening process. If the Fund has invested in a company that is later discovered to be in violation of the screening criteria and liquidation of that security is required, this could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from investing in an otherwise attractive investment opportunity.

•  Equity Securities  – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

•  Foreign Securities  – Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; and (6) less availability of information.

•  Emerging Market Securities  – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

•  Depositary Receipts (“DRs”)  – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically incur expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an un-sponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs.

•  Foreign Currency Risk  – Investments in foreign securities involves the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s investments will be primarily in the form of DRs which are U.S. dollar-denominated, fluctuations in the value of the currencies in which the securities underlying such instruments are denominated may also affect the value of the DR.

•  Value Stocks  – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock, may turn out not to have been undervalued.

•  Security Selection and Market Risk  – Particular stocks selected for the Fund may under-perform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

•  Convertible and Preferred Securities  – Convertible and preferred stocks, which have some characteristics of both equity securities (see above) and fixed income securities, also entail, to some extent, the risks of each. Fixed income securities entail the risk that their values tend to fluctuate inversely with changes in interest rates. Also, changes in the financial strength of the issuer, or its creditworthiness, can affect the value of the securities it issues.

•  Growth Stocks  – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•  Market-Oriented Investments  – Market-oriented investments are generally subject to the risks of equity securities, as well as risks associated with growth and value stocks.

•  Securities of Small- and Mid-Cap Companies  – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in mid-cap companies may involve greater risks than securities of large-cap companies because mid-cap companies generally have a limited track record. Mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

•  Investment in Other Investment Companies or Real Estate Investment Trusts  – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to CAMCO will not be proportionally reduced.

•  Issuer Risk  – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•  Management Risk  – The Fund is subject to management risk because it is an actively managed investment portfolio. CAMCO will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•  Repurchase Agreements  – Under a repurchase agreement, a bank or broker sells securities to the Fund and agrees to repurchase them at the Fund’s cost plus interest. If the value of the securities declines and the bank or broker defaults on its repurchase obligation, the Fund could incur a loss.

•  Securities Lending Risk  – If a borrower of the Fund’s securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund.

•  Concentration Policy Risk  – to the extent securities of any one industry or group of industries comprises close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy on concentration.

Performance

The following tables provide some indication of the risks of investing in the Fund by illustrating how the Fund’s average annual returns for 1 and 5 years and life of the Fund compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns table shows performance for the Fund’s calendar years since inception (Institutional Class is shown; returns for Individual Class will be different.) Updated performance information is available on the Fund’s website at www.stewardmutualfunds.com .

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Steward Global Equity Income Fund Year-by-year total return as of 12/31 of each year (%) Institutional Class Shares

Best Quarter, 3rd Quarter 2009 17.75% Worst Quarter, 1st Quarter 2009 -14.52% Year-To-Date Return, 4th Quarter 2016 14.02%

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; returns for Individual Class will be different). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan. Two indices that are broad measures of market performance are shown because the Fund’s Board of Directors has determined that both are relevant to the types of securities in which the Fund invests.

AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2016
Average Annual Total Returns - - Steward Global Equity Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	Return Before Taxes	14.02%	10.16%	6.37%	Apr. 01, 2008
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	12.21%	8.87%	5.43%	Apr. 01, 2008
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.40%	7.98%	5.03%	Apr. 01, 2008
Standard & Poor’s 500 Index	Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	11.93%	14.65%	6.94%	Apr. 01, 2008
Standard & Poor’s Global 1200 Index	Standard & Poor’s Global 1200 Index (reflects no deduction for fees, expenses or taxes)	8.87%	10.83%	4.45%	Apr. 01, 2008